Leases - Narrative (Details) - EUR (€)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Presentation of leases for lessee [abstract]
Cash outflow - principal elements	€ 11,900,000	€ 15,200,000	€ 17,500,000
Rental expense, concessions	€ 0	€ 400,000	€ 3,400,000